Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

15. Related Party Transactions

Corvus Capital Limited

Corvus Capital Limited (“Corvus”) is a significant investor in the Company through subscribing to 1,000 common shares prior to the closing of the Merger on September 22, 2023. As discussed in Note 3, the shares held by Corvus on the closing date of the Merger were exchanged for shares of Conduit Pharmaceuticals Inc. common stock. The Chief Executive Officer of Corvus is a member of Conduit’s board of directors. As of September 30, 2023 and December 31, 2022, the Company owed approximately $0.8 million and $0.6 million, respectively, of advisory fees to Corvus, which were recorded to accrued expenses on the balance sheet. For the nine months ended September 30, 2023 and 2022, the Company incurred travel expenses and director’s fees payable to the CEO of Corvus of approximately $0.9 million and $0.2 million, respectively. As of September 30, 2023 the Company did not owe the CEO of Corvus any director’s fees. As of December 31, 2022, the Company owed the CEO of Corvus director’s fees of approximately $0.4 million. Amounts owed to the CEO of Corvus are included in accrued expenses and other current liabilities in the balance sheet. For the three and nine months ended September 30, 2022, the Company paid a family member of the CEO of Corvus nil and $33 thousand, respectively. The Company did not make any payments to the family member of the CEO of Corvus for the three and nine months ended September 30, 2023. During the three months ended September 30, 2023, Corvus provided a $0.2 million cash contribution to the Company to maintain liquidity through the closing of the Merger. There was no intention of repayment by both Corvus and the Company, and as such, the Company recorded the contribution to the condensed consolidated statement of changes in stockholders’ deficit.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to the CEO of Corvus. The convertible notes payable mature three years after issuance and bear 5% interest, only to be paid in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control, the convertible notes payable automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. All of the convertible notes payable converted into Common Stock upon the closing of the Merger at a 20% discount as specified under the terms of the 2021 Convertible Note Loan Instrument and the 2022 Convertible Note Loan Instrument.

St George Street Capital

St George Street Capital is a significant investor in the Company through subscribing to 147 common shares of Old Conduit, which were exchanged for shares of Common Stock upon the closing of the Merger. The Chief Executive Officer of St George Street Capital is also the Chief Executive Officer of Conduit. Further, the Company has an Exclusive Funding Agreement (as defined below) with St George Street Capital. For the nine months ended September 30, 2023 and 2022, the Company did not incur expenses to St George Street Capital. As of September 30, 2023 and December 31, 2022, the Company did not owe any amounts to St George Street Capital.

On March 26, 2021, the Company entered into the Exclusive Funding Agreement (“Funding Agreement”) with St George Street Capital. Under the agreement, the Company has the first exclusive right, but not the obligation, to provide or procure funding for the performance or research and development projects undertaken by St George Street Capital. The Funding Agreement entitles the Company to 100% of the net revenue on projects that the Company funds by itself. As of September 30, 2023, the Company has not recognized any net revenue from the Funding Agreement. See Note 1 for discussion on research and development costs.

10. Related Party Transactions

Corvus Capital Limited

Corvus Capital Limited (“Corvus”) is a significant investor in the Company through holding 1,000 and 775 Ordinary Shares as of the years ended December 31, 2022 and December 31, 2021, respectively. On November 4, 2022, the Company issued 1,000 Ordinary Shares to Corvus Capital Limited. Corvus Capital Limited subsequently transferred 775 Ordinary Shares to other investors. The Chief Executive Officer of Corvus is a member of Conduit’s board of directors. For the year ended December 31, 2021, the Company incurred $1.6 million (£1.3 million) in advisory fees for funding and review of a potential acquisition candidates to Corvus, which are included in general and administrative expenses in the statement of operations and comprehensive loss, the Company did not incur advisory fees during the year ended December 31, 2022. As of December 31, 2022 and December 31, 2021, approximately $0.6 million and $0.7 million, respectively, of the advisory fees were not paid and were recorded to accrued expenses on the balance sheet. For the years ended December 31, 2022 and 2021, the Company incurred director’s fees payable to the CEO of Corvus of approximately $0.4 million and $0.4 million, respectively. As of December 31, 2022 and 2021, the Company owed the CEO of Corvus director’s fees of approximately $0.4 million and $0.4 million, respectively. These amounts owed to the CEO of Corvus are included in accrued expenses and other current liabilities in the balance sheets.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.5 million (£0.4 million) to the CEO of Corvus. The convertible notes payable mature three years after issuance and bear 5% interest, only to be paid in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control, the convertible notes payable automatically convert into ordinary shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control.

St George Street Capital

St George Street Capital is a significant investor in the Company through holding 225 Ordinary shares. The Chief Executive Officer of St George Street Capital is also the Chief Executive Officer of Conduit. Further, the Company has an Exclusive Funding Agreement (as defined below) with St George Street Capital. For the years ended December 31, 2022 and December 31, 2021, the Company incurred expenses to St George Street Capital totaling$0.3 million and $0.1 million, respectively. As of the years ended December 31, 2022 and December 31, 2021, the Company did not owe any amounts to St George Street Capital.

On March 26, 2021, the Company entered into the Exclusive Funding Agreement (“Funding Agreement”) with St George Street Capital. Under the agreement, the Company has the first exclusive right, but not the obligation, to provide or procure funding for the performance or research and development projects undertaken by St George Street Capital. The Funding Agreement entitles the Company to 100% of the net revenue on projects that the Company funds by itself. As of December 31, 2022, the Company has not recognized any net revenue from the Funding Agreement. See Note 1 for discussion on research and development costs.

Murphy Canyon Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

Founder Shares

On November 16, 2021, the Sponsor received 4,312,500 shares of the Company’s Class B common stock (the “Founder Shares”) for $25,000. On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 Founder Shares for no consideration, following which the Sponsor holds 3,306,250 Founder Shares.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property. However, our sponsor has agreed to transfer, but has not yet transferred, 15,000 placement units to each of our director nominees.

Promissory Note - Related Party

On November 4, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) the consummation of the Initial Public Offering or (ii) the decision not to execute the Initial Public Offering. The balance of this Promissory Note in the amount of $177,057 was paid in full on February 10, 2022.

On March 7, 2023, the Company entered into a $1.5 million promissory note with the Company’s Sponsor. The promissory note is to fund the Trust Account and the Company’s operating expenses. On March 7, 2023 the Company’s Sponsor advanced $300,000 and an additional $450,000 during the three months ended June 30, 2023. As of June 30, 2023 the outstanding balance on the promissory note totaled $750,000. The Company’s Sponsor will provide additional funds as necessary under the promissory note. This loan is non-interest bearing, unsecured and will be repayable in cash in full upon the earlier of (i) the date on which the Company consummates an initial business combination and (ii) the date that the Company’s winding up is effective.

General and Administrative Services

Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the three and six months ended June 30, 2023, the Company incurred $30,000 and $60,000, respectively, of such expenses. During the three and six months ended June 30, 2022, the Company incurred $30,000 and $50,000, respectively, of such expenses.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2023 and December 31, 2022, there was no balance related to a Working Capital Loan with our Sponson that would be convertible into units.

NOTE 5 - RELATED PARTY TRANSACTIONS

Founder Shares

On November 16, 2021, the Sponsor received 4,312,500 shares of the Company’s Class B common stock (the “Founder Shares”) for $25,000. On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 Founder Shares for no consideration, following which the Sponsor holds 3,306,250 Founder Shares.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note - Related Party

On November 4, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) the consummation of the Initial Public Offering or (ii) the decision not to execute the Initial Public Offering. As of December 31, 2021, there was $177,057 outstanding under the Promissory Note. The balance was paid in full on February 10, 2022. See Note 10, regarding a new promissory note issued by the Sponsor to the Company for $1.5 million, subsequent to December 31, 2022.

General and Administrative Services

Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the year ended December 31, 2022, the Company incurred $110,000, of such expenses.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2022 and 2021, there were no amounts outstanding under the Working Capital Loans.